Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000355916_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Total Return V.I. Fund
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011, as amended June 6, 2011

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The second paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return V.I. Fund—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund under normal circumstances will invest at least 80%, and typically invests 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks and government obligations. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The Fund invests primarily in fixed-income securities rated investment grade by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Fixed-income securities in any of the four highest rating categories can be called "investment grade." The Fund may also invest in fixed-income securities that are rated below investment grade. The Fund may invest in fixed-income securities of any maturity or duration.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return V.I. Fund—Principal Risks of Investing in the Fund" is amended to add the following:

•	Emerging Markets Risk —Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.

BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000355916_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Total Return V.I. Fund
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011, as amended June 6, 2011

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The second paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return V.I. Fund—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund under normal circumstances will invest at least 80%, and typically invests 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks and government obligations. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The Fund invests primarily in fixed-income securities rated investment grade by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Fixed-income securities in any of the four highest rating categories can be called "investment grade." The Fund may also invest in fixed-income securities that are rated below investment grade. The Fund may invest in fixed-income securities of any maturity or duration.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return V.I. Fund—Principal Risks of Investing in the Fund" is amended to add the following:

•	Emerging Markets Risk —Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.